Trade and other receivables - Summary of trade and other receivables, amounts falling due after more than one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade and receivables [Abstract]
Fair value of derivatives	£ 0.0	£ 0.5
Prepayments and other debtors	198.2	152.1
Trade and other receivables	£ 198.2	£ 152.6